UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22885

Broadview Funds Trust

(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

(414) 918-3900

(Registrant's telephone number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2019 - August 30, 2019

Item 1 – Proxy Voting Record.

Investment Company Report
REXNORD CORPORATION
Security	76169B102		Meeting Type	Annual
Ticker Symbol	RXN		Meeting Date	25-Jul-2019
ISIN	US76169B1026		Agenda	935045484 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Mark S. Bartlett		For	For
2	David C. Longren		For	For
3	George C. Moore		For	For
2.	Advisory vote to approve the compensation of the Company's named executive officers, as disclosed in "Compensation Discussion and Analysis" and "Executive Compensation" in the Proxy Statement.	Management	For	For
3.	Approval of the amendment to, and restatement of, the Rexnord Corporation Performance Incentive Plan.	Management	For	For
4.	Ratification of the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal 2020.	Management	For	For
THERMON GROUP HOLDINGS, INC.
Security	88362T103		Meeting Type	Annual
Ticker Symbol	THR		Meeting Date	25-Jul-2019
ISIN	US88362T1034		Agenda	935051259 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Linda A. Dalgetty		For	For
2	Marcus J. George		For	For
3	Kevin J. McGinty		For	For
4	John T. Nesser, III		For	For
5	Michael W. Press		For	For
6	Charles A. Sorrentino		For	For
7	Bruce A. Thames		For	For
2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2020.	Management	For	For
3.	To approve, on a non-binding advisory basis, the compensation of the Company's executive officers as described in the proxy statement.	Management	For	For
CHUY'S HOLDINGS, INC.
Security	171604101		Meeting Type	Annual
Ticker Symbol	CHUY		Meeting Date	01-Aug-2019
ISIN	US1716041017		Agenda	935050574 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Saed Mohseni		For	For
2	Ira Zecher		For	For
2.	Approval of the non-binding, advisory vote on executive compensation	Management	For	For
3.	The ratification of the appointment of RSM US LLP as the Company's independent registered public accounting firm for 2019	Management	For	For
LIVERAMP HOLDINGS, INC.
Security	53815P108		Meeting Type	Annual
Ticker Symbol	RAMP		Meeting Date	13-Aug-2019
ISIN	US53815P1084		Agenda	935056110 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Richard P. Fox	Management	For	For
1b.	Election of Director: Clark M. Kokich	Management	For	For
2.	Advisory (non-binding) vote to approve the compensation of the Company's named executive officers.	Management	For	For
3.	Ratification of KPMG LLP as the Company's independent registered public accountant for Fiscal Year 2020.	Management	For	For
COMMVAULT SYSTEMS, INC.
Security	204166102		Meeting Type	Annual
Ticker Symbol	CVLT		Meeting Date	22-Aug-2019
ISIN	US2041661024		Agenda	935059178 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Director: Nicholas Adamo	Management	For	For
1.2	Election of Director: Martha H. Bejar	Management	For	For
1.3	Election of Director: David F. Walker	Management	For	For
2.	Ratify appointment of Ernst & Young LLP as independent public accountants for the fiscal year ending March 31, 2020.	Management	For	For
3.	Approve amendment providing additional shares for grant under the Company's Omnibus Incentive Plan.	Management	For	For
4.	Approve, by non-binding vote, the Company's executive compensation.	Management	For	For
KORNIT DIGITAL LTD.
Security	M6372Q113		Meeting Type	Annual
Ticker Symbol	KRNT		Meeting Date	22-Aug-2019
ISIN	IL0011216723		Agenda	935065157 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a	To re-elect Mr. Alon Lumbroso for a three-year term as a Class I director of the Company, until the Company's annual general meeting of shareholders in 2022 and until his successor is duly elected and qualified.	Management	For	For
1b	To re-elect Mr. Dov Ofer for a three-year term as a Class I director of the Company, until the Company's annual general meeting of shareholders in 2022 and until his successor is duly elected and qualified.	Management	For	For
2a	To elect Mr. Stephen Nigro for an initial two-year term as a Class III director of the Company, until the Company's annual general meeting of shareholders in 2021 and until his successor is duly elected and qualified.	Management	For	For
2b	To elect Mr. Ronen Samuel (our chief executive officer) for an initial two-year term as a Class III director of the Company, until the Company's annual general meeting of shareholders in 2021 and until his successor is duly elected and qualified.	Management	For	For
3	To approve the re-appointment of Kost Forer Gabbay & Kasierer, registered public accounting firm, a member firm of Ernst & Young Global, as the Company's independent registered public accounting firm for the year ending December 31, 2019 and until the Company's 2020 annual general meeting of shareholders, and to authorize the Company's board of directors to fix such accounting firm's annual compensation.	Management	For	For
4a	To ratify and clarify certain employment terms of Mr. Ronen Samuel, our chief executive officer, consisting of: A special bonus of up to three (3) months' of base salary that may be granted to Mr. Samuel annually based on achievements to be determined by the Company's board of directors that are not included in Mr. Samuel's annual bonus plan (which, for 2018, yields a bonus of NIS 137,000 (approximately US $38,600 as of July 15, 2019))	Management	For	For
4aa	By checking the box marked "FOR", the undersigned hereby confirms that he, she or it is not a "controlling shareholder" and does not have a conflict of interest in the approval of Proposal 4a. If the undersigned or a related party of the undersigned is a controlling shareholder or has such a conflict of interest, check the box "AGAINST". [MUST COMPLETE ITEM 4aa]. Please confirm you are a controlling shareholder/have a personal interest. If you do not vote FOR=YES OR AGAINST=NO the vote on the corresponding proposal will not count.	Management	No Action
4b	To ratify and clarify certain employment terms of Mr. Ronen Samuel, our chief executive officer, consisting of: Acceleration of 50% of Mr. Samuel's unvested equity grants upon a change of control of the Company that is followed by termination of Mr. Samuel's employment under certain circumstances, as described in the Proxy Statement.	Management	For	For
4ba	By checking the box marked "FOR", the undersigned hereby confirms that he, she or it is not a "controlling shareholder" and does not have a conflict of interest in the approval of Proposal 4b. If the undersigned or a related party of the undersigned is a controlling shareholder or has such a conflict of interest, check the box "AGAINST". [MUST COMPLETE ITEM 4ba]. Please confirm you are a controlling shareholder/have a personal interest. If you do not vote FOR=YES OR AGAINST=NO the vote on the corresponding proposal will not count.	Management	No Action
5	To approve a one-time grant of options to purchase 100,000 ordinary shares to Mr. Ronen Samuel, our chief executive officer, subject to a four-year vesting schedule and certain other provisions, as described in the Proxy Statement.	Management	For	For
5a	By checking the box marked "FOR", the undersigned hereby confirms that he, she or it is not a "controlling shareholder" and does not have a conflict of interest in the approval of Proposal 5. If the undersigned or a related party of the undersigned is a controlling shareholder or has such a conflict of interest, check the box "AGAINST". [MUST COMPLETE ITEM 5a]. Please confirm you are a controlling shareholder/have a personal interest. If you do not vote FOR=YES OR AGAINST=NO the vote on the corresponding proposal will not count.	Management	No Action

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	September 13, 2019